Property, plant and equipment - Reconciliation of property, plant and equipment and accumulated depreciation - Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 129,812
Depreciation	20,484	$ 14,124
Ending balance	242,855	129,812
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	147,821	72,457
Additions	126,273	101,980
Business acquisitions	58,487	7,929
Disposals	(46,593)	(34,545)
Transferred to Assets Held for Sale	(6,586)
Ending balance	279,402	147,821
Land
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	487
Ending balance	6,827	487
Land | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	487	210
Additions	10	277
Business acquisitions	6,384
Transfers	(10)
Transferred to Assets Held for Sale	(44)
Ending balance	6,827	487
Building and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	87,563
Ending balance	132,428	87,563
Building and improvements | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	87,563	48,060
Additions	45,659	39,280
Business acquisitions	25,828	5,365
Disposals	(27,620)	(26,348)
Transfers	5,537	21,206
Transferred to Assets Held for Sale	(4,539)
Ending balance	132,428	87,563
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	37,526
Ending balance	64,214	37,526
Furniture and fixtures | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	37,526	13,486
Additions	17,934	25,307
Business acquisitions	12,225	2,050
Disposals	(3,674)	(2,525)
Transfers	1,653	(792)
Transferred to Assets Held for Sale	(1,450)
Ending balance	64,214	37,526
Information technology
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,858
Ending balance	2,756	1,858
Information technology | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,858	582
Additions	646	1,677
Business acquisitions	823	2
Disposals	(498)	(840)
Transfers	(71)	437
Transferred to Assets Held for Sale	(2)
Ending balance	2,756	1,858
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	20,387
Ending balance	73,177	20,387
Construction in progress | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	20,387	10,119
Additions	62,024	35,439
Business acquisitions	13,227	512
Disposals	(14,801)	(4,832)
Transfers	(7,109)	(20,851)
Transferred to Assets Held for Sale	(551)
Ending balance	$ 73,177	$ 20,387